FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02619

                             Prudential MoneyMart Assets, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                        Date of fiscal year-end: July 31

                     Date of reporting period: June 30, 2010





Item 1. Proxy Voting Record

The MoneyMart Assets, Inc. held no voting securities during the period covered by this report. No records are attached.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02619
Reporting Period: 07/01/2009 - 06/30/2010
Prudential MoneyMart Assets, Inc.









========= PRUDENTIAL MONEYMART ASSETS, INC. - SUB-ADVISER: PIM        ==========


There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Prudential MoneyMart Assets, Inc.


By




/s/ Judy A. Rice*
(Jonathan D. Shain)



Judy A. Rice, President

*By Power of Attorney dated March 9, 2010. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A for Prudential Global Real Estate Fund
(File No. 333-42705) filed via EDGAR on March 15, 2010


Date: August 6, 2010